Accounts payable - Detailed Information about Accounts Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Noncurrent
Trade payable and related parties	$ 4	$ 4	$ 4
Guarantee deposits	1	1	0
Payables with partners in JA and other agreements	1	1	1
Miscellaneous	0	0	0
Total, noncurrent account payable	6	6	5
Current
Trade payable and related parties	2,172	2,820	2,285
Guarantee deposits	3	4	4
Payables with partners in JA and other agreements	48	38	14
Miscellaneous	15	17	16
Total, current account payable	$ 2,238	$ 2,879	$ 2,319